CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 157,026	$ 325,931
Short-term investments	30,287	99,195
Trade receivables (net of allowance for doubtful accounts of $ 7,499 and $ 5,315 at December 31, 2016 and 2015, respectively)	260,220	177,323
Prepaid expenses and other current assets	57,966	43,561
Current assets of discontinued operations	3,734	9,142
Total current assets	509,233	655,152
LONG-TERM ASSETS:
Long-term investments	98,726	403,249
Other long-term assets	18,701	17,175
Property and equipment, net	87,678	40,593
Deferred tax assets	14,093	14,130
Other intangible assets, net	618,735	68,202
Goodwill	1,284,710	651,112
Total long-term assets	2,122,643	1,194,461
Total assets	2,631,876	1,849,613
CURRENT LIABILITIES:
Current maturities of long term loan	21,164
Trade payables	25,634	11,719
Deferred revenues and advances from customers	149,801	131,125
Accrued expenses and other liabilities	273,134	223,255
Current liabilities of discontinued operations	3,077	12,744
Total current liabilities	472,810	378,843
LONG-TERM LIABILITIES:
Deferred revenues and advances from customers	22,710	20,220
Accrued severance pay	16,885	17,952
Deferred tax liabilities	146,952	15,040
Long-term loan	444,016
Other long-term liabilities	17,171
Long-term liabilities of discontinued operations		2,409
Total long-term liabilities	647,734	55,621
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital-Ordinary shares of NIS 1 par value: Authorized: 125,000,000 shares at December 31, 2016 and 2015; Issued: 72,323,566 and 71,160,289 shares at December 31, 2016 and 2015, respectively; Outstanding: 59,988,783 and 59,526,506 shares at December 31, 2016 and 2015, respectively	18,280	17,977
Additional paid-in capital	1,317,539	1,234,206
Treasury shares at cost - 12,334,783 and 11,633,783 Ordinary shares at December 31, 2016 and 2015, respectively	(488,573)	(445,021)
Accumulated other comprehensive loss	(46,824)	(24,205)
Retained earnings	710,910	632,192
Total shareholders' equity	1,511,332	1,415,149
Total liabilities and shareholders' equity	$ 2,631,876	$ 1,849,613